Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
The following tables contain the Company’s revenue for the three and nine months ended September 30, 2020 and 2019, by contract type, by segment and by business lines within segments.

	Three Months Ended September 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	136,203	—	42,180	—	3,947	—	182,330
Voyage charters	9,982	—	125,819	—	—	—	135,801
Bareboat charters	—	—	—	293	—	—	293
FPSO contracts	—	—	—	15,952	—	—	15,952
Management fees and other	2,750	—	2,241	—	57,150	—	62,141
	148,935	—	170,240	16,245	61,097	—	396,517

	Three Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	129,633	1,597	1,909	—	12,642	(7,246)	138,535
Voyage charters	10,846	—	178,174	—	—	—	189,020
Bareboat charters	6,196	—	—	—	—	—	6,196
FPSO contracts	—	—	—	44,558	—	—	44,558
Management fees and other	1,383	—	7,361	—	38,633	150	47,527
	148,058	1,597	187,444	44,558	51,275	(7,096)	425,836

	Nine Months Ended September 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	402,509	—	92,733	—	13,000	—	508,242
Voyage charters	27,682	—	651,223	—	—	—	678,905
Bareboat charters	—	—	—	590	—	—	590
FPSO contracts	—	—	—	90,375	—	—	90,375
Management fees and other	6,836	—	14,676	—	153,752	—	175,264
	437,027	—	758,632	90,965	166,752	—	1,453,376

	Nine Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	394,092	6,728	6,815	—	26,989	(9,733)	424,891
Voyage charters	28,864	—	591,746	—	—	—	620,610
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	151,824	—	—	151,824
Management fees and other	4,388	—	34,051	—	122,934	(1,979)	159,394
	445,731	6,728	632,612	151,824	149,923	(11,712)	1,375,106

Revenue from External Customers by Products and Services [Table Text Block]
The following table contains the Company's total revenue for the three and nine months ended September 30, 2020 and 2019, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	305,321	339,346	1,181,911	1,087,289
Interest income on lease receivables	12,952	12,978	38,495	38,741
Variable lease payments – cost reimbursements (1)	10,730	14,169	37,578	39,483
Variable lease payments – other (2)	—	6,542	5,218	33,686
	329,003	373,035	1,263,202	1,199,199
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,373	5,274	14,910	16,513
Management fees and other income	62,141	47,527	175,264	159,394
	67,514	52,801	190,174	175,907
Total	396,517	425,836	1,453,376	1,375,106
(1)Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.
(2)Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil and other monthly or annual operational performance measures.